Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Revenue From Contract With Customer Line Item
Amortization of incremental costs of obtaining contracts	$ 1,941	$ 63	$ 0	$ 0
Telecommunications Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 38,909
Remaining performance obligations, timing of satisfaction	The Company expects to recognize revenue when service is provided over contract terms in the next 36 months, $24,388 million, $11,581 million and $2,940 million for 2019, 2020 and 2021, respectively.	The Company expects to recognize revenue when service is provided over contract terms in the next 36 months, $24,388 million, $11,581 million and $2,940 million for 2019, 2020 and 2021, respectively.
Telecommunications Business [Member] | Not later than one year [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 24,388
Telecommunications Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	11,581
Telecommunications Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	2,940
Project Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 20,990
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $3,656 million, $12,893 million and $4,441 million in 2019, 2020 and 2021, respectively	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $3,656 million, $12,893 million and $4,441 million in 2019, 2020 and 2021, respectively
Project Business [Member] | Not later than one year [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 3,656
Project Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	12,893
Project Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 4,441